Demonstration Plant Operations (formerly Pilot Plant) (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	$ 1,819	$ 3,099	$ 5,202	$ 5,975
Internet
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	2	3	5	5
Personnel
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	1,436	1,733	2,626	3,042
Reagents
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	(63)	149	566	584
Repairs and maintenance
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	9	2	347	9
Supplies
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	103	931	488	1,682
Testwork
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	264	238	1,049	561
Office trailer rental
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	34	7	49	20
Utilities
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	28	$ 36	52	$ 72
Vehicle
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	4		13
Waste disposal & recycling
Demonstration Plant Operations (formerly Pilot Plant)
Total pilot plant operations costs	$ 2		$ 7